MATERIAL RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
MATERIAL RELATED PARTY TRANSACTIONS
25.	MATERIAL RELATED PARTY TRANSACTIONS

Name and relationship with related parties

During the years, transactions with the following parties are considered as related parties:

Name of related party	Relationship

CISG Holdings Limited	one of the shareholders

Mr. Zhai Bin	Chairman and Chief Executive Officer of the Group

Fanhua Inc. and its subsidiaries	one of the owners beneficially owns 100% equity interests of CISG Holdings Limited

The Group’ s related parties, Fanhua Inc. and its subsidiaries signed an agreement with the Group that agreed to grant a revolving loan with a maximum amount of USD50,000,000 (equivalent to RMB317,990,000 as per the agreement) to the Group. The amounts are unsecured and bear market interest rate at 7.3% per year and are repayable on demand. The principals were settled in 2015. As of December 31, 2016, the principals and interests payable to Fanhua Inc. and its subsidiaries were nil and RMB32,494,914, respectively. During the year of 2017, the Group paid off all the interests to Fanhua Inc. and its subsidiaries.

In the year of 2017, the Group had borrowings transactions with Fanhua Inc. and its subsidiaries, which totally amounted up to RMB460,000,000 used for short-term cash flow, bearing market interest rate at 7.3% per year. As of December 31, 2017, the Group paid off all the principals and interest expense amounted RMB8,714,000 generated from the borrowings this year.

In 2017, the Chairman and Chief Executive Officer of the Group, Mr. Zhai Bin, entered into a loan agreement with the Group as lender with an amount of RMB5,010,800 with a daily market interest rate of 0.02%. The loan was settled in full in March 2018.

In May 2018, Jinghua Structure Fund 27, a VIE consolidated by the Group, was established with a contracted valid term for 10 years. Fanhua Inc. and its subsidiaries subscribed all of the senior units and intermediate units of Jinghua Structure Fund 27, which amounted to RMB115,000,000 and RMB23,000,000 respectively. The Group subscribed to all of the subordinated units of Jinghua Structure Fund 27 as well, which amounted to RMB15,350,000.

In 2018, Fanhua Inc. and its subsidiaries transferred all their senior units and intermediate units to a third party of the Group from May to July. As a result, amounts due to related parties is nil as of December 31, 2018. The total amount of interest expense of Jinghua Structure Fund 27 in 2018 is RMB6,308,306. As the result of the above transferring, interest expense paid to related parties is RMB610,405.